Summary of Significant Accounting Policies (Details) - Schedule of Consolidated Statements of Cash Flows - USD ($) $ in Thousands	Oct. 01, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents	$ 1,661	$ 4,409	$ 5,276
Restricted cash	3,758	3,907	0
Total cash, cash equivalents, and restricted cash	$ 5,419	$ 8,316	$ 5,276